Document and Entity Information	Sep. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2025
Entity File Number	1-10890
Entity Registrant Name	HORACE MANN EDUCATORS CORPORATION
Entity Central Index Key	0000850141
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-0911756
Entity Address, Address Line One	1 Horace Mann Plaza
Entity Address, City or Town	Springfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62715-0001
City Area Code	217
Local Phone Number	789-2500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.001 par value
Trading Symbol	HMN
Security Exchange Name	NYSE